Fees and Expenses	Jan. 31, 2026
Allspring Government Money Market Funds - Class A | Government Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[1]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class A
Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers	(0.00)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.58%
[1],[2]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$59
AFTER 3 YEARS	$186
AFTER 5 YEARS	$324
AFTER 10 YEARS	$726

Allspring Government Money Market Funds - Class A | Treasury Plus Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.59%
Fee Waivers	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.58%
[3]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$59
AFTER 3 YEARS	$188
AFTER 5 YEARS	$328
AFTER 10 YEARS	$737

Allspring Government Money Market Funds - Administrator Class | Government Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.33%
Fee Waivers	(0.00)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.33%
[4]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$34
AFTER 3 YEARS	$106
AFTER 5 YEARS	$185
AFTER 10 YEARS	$418

Allspring Government Money Market Funds - Administrator Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.34%
Fee Waivers	(0.00)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.34%
[5]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$35
AFTER 3 YEARS	$109
AFTER 5 YEARS	$191
AFTER 10 YEARS	$431

Allspring Government Money Market Funds - Administrator Class | 100% Treasury Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.34%
Fee Waivers	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.30%
[6]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$31
AFTER 3 YEARS	$105
AFTER 5 YEARS	$187
AFTER 10 YEARS	$427

Allspring Government Money Market Funds - Institutional Class | Government Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.21%
Fee Waivers	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.20%
[7]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$20
AFTER 3 YEARS	$67
AFTER 5 YEARS	$117
AFTER 10 YEARS	$267

Allspring Government Money Market Funds - Institutional Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.22%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.20%
[8]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$20
AFTER 3 YEARS	$69
AFTER 5 YEARS	$122
AFTER 10 YEARS	$278

Allspring Government Money Market Funds - Institutional Class | 100% Treasury Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.22%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.20%
[9]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$20
AFTER 3 YEARS	$69
AFTER 5 YEARS	$122
AFTER 10 YEARS	$278

Allspring Government Money Market Funds - Select Class | Government Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.17%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.14%
[10]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$14
AFTER 3 YEARS	$52
AFTER 5 YEARS	$93
AFTER 10 YEARS	$214

Allspring Government Money Market Funds - Select Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.18%
Fee Waivers	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.14%
[11]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$14
AFTER 3 YEARS	$54
AFTER 5 YEARS	$97
AFTER 10 YEARS	$226

Allspring Government Money Market Funds - Service Class | Government Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.50%
Fee Waivers	(0.00)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.50%
[12]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$51
AFTER 3 YEARS	$160
AFTER 5 YEARS	$280
AFTER 10 YEARS	$628

Allspring Government Money Market Funds - Service Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.51%
Fee Waivers	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.45%
[13]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$46
AFTER 3 YEARS	$157
AFTER 5 YEARS	$279
AFTER 10 YEARS	$635

Allspring Government Money Market Funds - Service Class | 100% Treasury Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.51%
Fee Waivers	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.50%
[14]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$51
AFTER 3 YEARS	$163
AFTER 5 YEARS	$284
AFTER 10 YEARS	$640

Allspring Government Money Market Funds - Sweep Class | Government Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.51%
Fee Waivers	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.50%
[15]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$51
AFTER 3 YEARS	$163
AFTER 5 YEARS	$284
AFTER 10 YEARS	$640

Allspring Government Money Market Funds - Tribal Inclusion Class | Government Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.19%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.16%
[16]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$16
AFTER 3 YEARS	$58
AFTER 5 YEARS	$104
AFTER 10 YEARS	$240

Government Money Market Funds - Roberts and Ryan Class | Government Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.21%
Fee Waivers	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.20%
[17]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$20
AFTER 3 YEARS	$67
AFTER 5 YEARS	$117
AFTER 10 YEARS	$267

Government Money Market Funds - Roberts and Ryan Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.22%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.20%
[18]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$20
AFTER 3 YEARS	$69
AFTER 5 YEARS	$122
AFTER 10 YEARS	$278

Government Money Market Funds - Roberts and Ryan Class | 100% Treasury Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.22%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.20%
[19]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$20
AFTER 3 YEARS	$69
AFTER 5 YEARS	$122
AFTER 10 YEARS	$278

Allspring Retail Money Market Funds - Classes A and C | Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	1.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[20]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.18%	0.18%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	0.64%	1.39%
Fee Waivers	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.58%	1.33%
[20],[21]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:		ASSUMING NO REDEMPTION
	Class A	Class C	Class C
AFTER 1 YEAR	$59	$235	$135
AFTER 3 YEARS	$199	$434	$434
AFTER 5 YEARS	$351	$755	$755
AFTER 10 YEARS	$793	$1,663	$1,663

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING NO REDEMPTION
Allspring Retail Money Market Funds - Administrator Class | National Tax-Free Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[22]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.37%
Fee Waivers	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.30%
[22],[23]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$31
AFTER 3 YEARS	$112
AFTER 5 YEARS	$201
AFTER 10 YEARS	$461

Allspring Retail Money Market Funds - Premier Class | Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[24]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.18%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.27%
Fee Waivers	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.20%
[24],[25]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$20
AFTER 3 YEARS	$80
AFTER 5 YEARS	$145
AFTER 10 YEARS	$336

Allspring Retail Money Market Funds - Premier Class | National Tax-Free Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.25%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.20%
[26]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$20
AFTER 3 YEARS	$75
AFTER 5 YEARS	$136
AFTER 10 YEARS	$313

Allspring Retail Money Market Funds - Service Class | Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[27]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.18%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.56%
Fee Waivers	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.50%
[27],[28]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$51
AFTER 3 YEARS	$173
AFTER 5 YEARS	$307
AFTER 10 YEARS	$696

Allspring Retail Money Market Funds - Service Class | National Tax-Free Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[29]
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.54%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.45%
[29],[30]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
AFTER 1 YEAR	$46
AFTER 3 YEARS	$164
AFTER 5 YEARS	$293
AFTER 10 YEARS	$668

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[2]
2.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.58% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[3]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.58% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[4]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.34% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[5]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.34% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[6]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.30% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[7]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[8]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[9]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[10]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Select Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[11]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Select Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[12]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[13]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[14]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[15]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.50% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[16]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.16% for Tribal Inclusion Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[17]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.20% for Roberts & Ryan Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[18]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.20% for Roberts & Ryan Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[19]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.20% for Roberts & Ryan Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[20]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[21]
2.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.58% for Class A and 1.33% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[22]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[23]
2.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.30% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[24]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[25]
2.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.20% for Premier Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[26]
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.20% for Premier Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[27]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[28]
2.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

[29]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[30]
2.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.